SHARE-BASED COMPENSATION - GH Group Options (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares $ / item shares	Dec. 31, 2020 shares
SHARE-BASED COMPENSATION
Outstanding vested option	20,880,755	20,880,755
Shares payable | $	$ 2,756,830
Exchange ratio in the exchange of ISOs for options | $ / item	10.27078
Options issued		4,696,786
Stock Options
SHARE-BASED COMPENSATION
Options issued	2,051,000
Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION
RSUs issued in exchange for stock options	1,076,499
GH Group
SHARE-BASED COMPENSATION
Outstanding vested option	31,403,186
Outstanding vested option exercise price (in dollar per share) | $ / shares	$ 0.23
Outstanding unvested option	29,294,324
Outstanding unvested option exercise price (in dollar per share) | $ / shares	$ 0.26
Options exercised	5,392,564
Shares issued for exercise of options	479,195
Shares reserve for outstanding options	1,433,793
Shares payable | $	$ 2,756,830
GH Group ISOs exchange for stock options	21,065,367
Common share value | $ / shares	$ 0.97
GH Group | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION
Share price used in the exchange of NOSO for RSUs (in dollar per share) | $ / shares	$ 10
RSUs issued in exchange for stock options	1,076,499